Equity (Share-based Payments to Employees, Non-marketable Options, Exercise Price) (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Granted 2014 US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price for options outstanding	$ 0	$ 7.15	$ 6.77
Granted 2015 US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price for options outstanding	0	0	6.92
Granted 2016 US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price for options outstanding	4.56	4.36	4.21
Granted 2017 US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price for options outstanding	4.17	4.01	3.89
Granted 2018 US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price for options outstanding	4.12	3.99	3.89
Granted 2019 US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price for options outstanding	$ 5.66	$ 5.42	$ 0